Nature of Operations	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
Nature of Operations

Springleaf Finance Corporation is referred to in this report as SFC or, collectively with its subsidiaries, whether directly or indirectly owned, “Springleaf,” the “Company,” “we,” “us,” or “our” is a wholly owned subsidiary of SFI. SFI is a wholly owned subsidiary of OMH.

SFC is a financial services holding company whose principal subsidiaries are Independence Holdings, LLC (“Independence”), which, as described below, was contributed to SFC by SFI on June 22, 2018, and other direct subsidiaries engaged in the consumer finance and insurance businesses.

At December 31, 2017, the Initial Stockholder owned approximately 44% of OMH’s common stock. The Initial Stockholder is owned primarily by a private equity fund managed by an affiliate of Fortress. On December 27, 2017, SoftBank acquired Fortress and Fortress now operates within SoftBank as an independent business headquartered in New York.

See Note 24 regarding a definitive agreement entered into on January 3, 2018, among OMH, an investor group led by funds managed by affiliates of Apollo Global Management, LLC (together with its consolidated subsidiaries, “Apollo”) and Värde Partners, Inc. (“Värde” and together with Apollo, collectively, the “Apollo-Värde Group”) and the Initial Stockholder.